Current and deferred income tax and uncertain tax positions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred income tax assets and liabilities	$ 129,348	$ 104,352	$ 68,667	$ (24,886)
Deferred income tax assets	307,293	236,887
Deferred income tax liabilities	(177,945)	(132,535)
Tax Credits On Net Operating Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	320,929	242,278
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	25,556	22,498
Foreign Exchange Gains [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	22,159	14,222
Inventory Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	15,268	10,903
Environmental Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	12,108	10,847
Tax Labor And Civil Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	11,169	7,886
Provision For Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	6,910	5,196
Revaluation Of Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	1,913	36
Others Deferred Income Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	13,756	10,773
Capitalized Interest [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(18,085)	(17,054)
Depreciation Amortization And Asset Impairment [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(129,435)	(70,985)
Added Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(134,916)	(131,663)
Other Deferred Income Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	$ (17,984)	$ (585)